PROPERTY AND EQUIPMENT Q - Schedule of Property and Equipment, net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 763,100	$ 345,961
Less: Accumulated depreciation	(66,769)	(57,934)
Less: Impairment / Loss on disposal	(100,211)	(50,989)
Property and equipment, net	596,120	237,038
Corporate assets
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,651	11,093
Mining equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	165,942	172,572
Data center infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,669	113,710
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,587	12,809
WIP / Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 500,251	$ 35,777